UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05989)

Exact name of registrant as specified in charter:	Putnam Global Utilities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments:

Putnam Global Utilities Fund

The fund's portfolio
11/30/11 (Unaudited)

COMMON STOCKS (96.8%)(a)
	Shares	Value

Electric utilities (37.3%)

American Electric Power Co., Inc.	82,050	$3,255,744

Cheung Kong Infrastructure Holdings, Ltd. (Hong Kong)	62,000	348,857

E.ON AG (Germany)	509,496	12,611,046

EDF (France)	136,286	3,717,062

Edison International	199,945	7,859,838

Entergy Corp.	104,807	7,374,221

Exelon Corp.	67,400	2,986,494

FirstEnergy Corp.	77,400	3,441,978

Fortum OYJ (Finland)	203,226	4,676,412

Great Plains Energy, Inc.	156,600	3,294,864

Iberdrola SA (Spain)	390,349	2,612,403

ITC Holdings Corp.	31,000	2,291,520

Kyushu Electric Power Co., Inc. (Japan)	250,500	3,437,836

Northeast Utilities	63,405	2,194,447

NV Energy, Inc.	244,125	3,744,878

Pepco Holdings, Inc.	54,100	1,070,098

Pinnacle West Capital Corp.	56,824	2,694,026

Power Assets Holdings, Ltd. (Hong Kong)	271,000	2,014,388

PPL Corp.	304,084	9,128,602

SSE PLC (United Kingdom)	340,540	7,059,398

		85,814,112
Gas utilities (7.8%)

Questar Corp.	109,900	2,121,070

Snam Rete Gas SpA (Italy)	945,319	4,384,389

Tokyo Gas Co., Ltd. (Japan)	2,045,000	8,787,986

UGI Corp.	83,700	2,507,652

		17,801,097
Independent power producers and energy traders (11.9%)

AES Corp. (The)(NON)	714,448	8,630,532

Calpine Corp.(NON)	374,200	5,627,968

Electric Power Development Co. (Japan)	261,700	6,605,141

International Power PLC (United Kingdom)	1,221,841	6,462,547

		27,326,188
Multi-utilities (33.3%)

AGL Energy, Ltd. (Australia)	196,661	2,930,586

Alliant Energy Corp.	70,234	2,964,577

Ameren Corp.	409,159	13,833,666

Centrica PLC (United Kingdom)	1,984,854	9,450,267

CMS Energy Corp.	257,890	5,395,059

Dominion Resources, Inc.	68,000	3,510,160

GDF Suez (France)	301,258	8,463,756

National Grid PLC (United Kingdom)	734,918	7,225,375

OGE Energy Corp.	52,900	2,801,584

PG&E Corp.	272,656	10,589,959

Sempra Energy	114,843	6,108,499

Wisconsin Energy Corp.	92,056	3,054,418

		76,327,906
Oil, gas, and consumable fuels (2.9%)

EQT Corp.	68,300	4,235,283

Origin Energy, Ltd. (Australia)	156,256	2,335,580

		6,570,863
Water utilities (3.6%)

American Water Works Co., Inc.	151,768	4,715,432

Severn Trent PLC (United Kingdom)	73,377	1,784,517

United Utilities Group PLC (United Kingdom)	175,809	1,740,818

		8,240,767

Total common stocks (cost $200,667,706)		$222,080,933

CONVERTIBLE PREFERRED STOCKS (1.9%)(a)
	Shares	Value

Great Plains Energy, Inc. $6.00 cv. pfd.	20,446	$1,295,050

PPL Corp. $4.75 cv. pfd.	52,239	2,962,474

Total convertible preferred stocks (cost $3,984,314)		$4,257,524

SHORT-TERM INVESTMENTS (0.9%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.10%(e)	1,184,420	$1,184,420

SSgA Prime Money Market Fund 0.11%(P)	140,000	140,000

U.S. Treasury Bills with effective yields ranging from 0.084% to 0.104%, October 18, 2012(SEGSF)	$189,000	188,838

U.S. Treasury Bills with effective yields ranging from 0.066% to 0.077%, July 26, 2012(SEGSF)	451,000	450,788

Total short-term investments (cost $1,964,046)		$1,964,046

TOTAL INVESTMENTS

Total investments (cost $206,616,066)(b)		$228,302,503

FORWARD CURRENCY CONTRACTS at 11/30/11 (aggregate face value $91,864,710) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	12/21/11	$862,190	$866,376	$4,186
	British Pound	Sell	12/21/11	2,464,943	2,503,029	38,086
	Euro	Buy	12/21/11	3,335,748	3,394,160	(58,412)
Barclays Bank PLC
	British Pound	Buy	12/21/11	53,367	54,190	(823)
	Euro	Buy	12/21/11	6,147,253	6,257,505	(110,252)
	Hong Kong Dollar	Buy	12/21/11	829,036	829,081	(45)
	Japanese Yen	Sell	12/21/11	2,106,724	2,094,129	(12,595)
Citibank, N.A.
	British Pound	Sell	12/21/11	4,821,111	4,894,451	73,340
	Euro	Sell	12/21/11	2,889,046	2,894,235	5,189
	Hong Kong Dollar	Buy	12/21/11	2,627,743	2,627,951	(208)
Credit Suisse AG
	British Pound	Buy	12/21/11	4,441,418	4,511,910	(70,492)
	Euro	Buy	12/21/11	5,765,594	5,868,015	(102,421)
	Japanese Yen	Sell	12/21/11	2,278,207	2,264,877	(13,330)
Deutsche Bank AG
	Euro	Sell	12/21/11	1,947,936	1,982,916	34,980
Goldman Sachs International
	Australian Dollar	Sell	12/21/11	1,473,608	1,480,978	7,370
	British Pound	Buy	12/21/11	781,674	794,059	(12,385)
	Euro	Buy	12/21/11	3,693,485	3,759,976	(66,491)
	Japanese Yen	Buy	12/21/11	3,798,257	3,774,097	24,160
HSBC Bank USA, National Association
	Australian Dollar	Buy	12/21/11	785,494	787,674	(2,180)
	British Pound	Buy	12/21/11	1,087,595	1,104,483	(16,888)
	Euro	Sell	12/21/11	2,145,887	2,184,071	38,184
	Hong Kong Dollar	Buy	12/21/11	3,477,491	3,477,588	(97)
JPMorgan Chase Bank, N.A.
	British Pound	Sell	12/21/11	76,441	77,633	1,192
	Canadian Dollar	Buy	12/21/11	3,788,460	3,803,199	(14,739)
	Euro	Sell	12/21/11	1,493,440	1,519,581	26,141
	Hong Kong Dollar	Buy	12/21/11	909,400	909,484	(84)
	Japanese Yen	Sell	12/21/11	554,678	550,702	(3,976)
Royal Bank of Scotland PLC (The)
	British Pound	Sell	12/21/11	9,324,529	9,467,712	143,183
	Euro	Sell	12/21/11	63,296	64,419	1,123
	Japanese Yen	Sell	12/21/11	599,276	606,190	6,914
State Street Bank and Trust Co.
	Australian Dollar	Sell	12/21/11	673,983	677,084	3,101
	Euro	Sell	12/21/11	1,710,878	1,748,588	37,710
UBS AG
	Australian Dollar	Sell	12/21/11	880,007	798,955	(81,052)
	British Pound	Buy	12/21/11	593,319	602,698	(9,379)
	Euro	Buy	12/21/11	7,114,837	7,213,313	(98,476)
Westpac Banking Corp.
	British Pound	Buy	12/21/11	1,547,339	1,571,158	(23,819)
	Euro	Buy	12/21/11	984,920	1,002,600	(17,680)
	Japanese Yen	Buy	12/21/11	2,862,684	2,845,643	17,041

Total						$(253,924)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through November 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $229,401,610.
(b)	The aggregate identified cost on a tax basis is $207,306,793, resulting in gross unrealized appreciation and depreciation of $39,928,496 and $18,932,786, respectively, or net unrealized appreciation of $20,995,710.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $540 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $10,424,654 and $10,795,161, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $763,111 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	57.8%
	United Kingdom	14.8
	Japan	8.3
	Germany	5.5
	France	5.3
	Australia	2.3
	Finland	2.0
	Italy	1.9
	Spain	1.1
	Hong Kong	1.0

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $586,809 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $639,604.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Energy	$4,235,283	$2,335,580	$—
Utilities	121,197,286	94,312,784	—
Total common stocks	125,432,569	96,648,364	—
Convertible preferred stocks	—	4,257,524	—
Short-term investments	1,184,420	779,626	—

Totals by level	$126,616,989	$101,685,514	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(253,924)	$—

Totals by level	$—	$(253,924)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$461,900	$715,824

Total	$461,900	$715,824

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Utilities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2012